Plant and Equipment (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Depreciation and amortization	$ 110,009	$ 210,580
Carrying amount	$ 12,446